SCHEDULE OF INTEREST EXPENSE ON THE COMPANY'S BANK BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Costs
Interest on lease liabilities– continuing operations	$ 147		$ 4
Interest on lease liabilities - discontinued operations (Note 26)		41	220
Interest expense on convertible note	$ 1,093	$ 138